CURRENT AND DEFERRED TAX (Narrative) (Details) - 12 months ended Dec. 31, 2020	CAD ($)	USD ($)
Disclosure Of Income Tax [Line Items]
Current tax expense (income)
Deferred tax expense (income)
No Expiration [Member]
Disclosure Of Income Tax [Line Items]
Tax losses	16,871,700	$ 13,251,400
Canadian [Member] | Expire Between Years 2038 And 2040 [Member]
Disclosure Of Income Tax [Line Items]
Tax losses	14,985,800
U.S. [Member] | Expire In 2037 [Member]
Disclosure Of Income Tax [Line Items]
Tax losses	$ 1,128,600	$ 886,400